SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share	34,501,377	54,693,202	37,662,678	73,875,648
Convertible Notes Payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share		3,000,000		3,000,000
Convertible Debt Securities [Member] | Series A Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share		11,045,655	2,383,314	11,045,655
Employee Stock Option [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share	22,365,236	23,110,318
Warrant [Member] | Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share	11,045,654	12,004,589	11,045,654	32,495,753
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share	1,090,487	5,532,640	2,180,974	13,456,667